LEASES - Balance sheet information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
LEASES
Operating lease right-of-use assets	$ 361,031	$ 394,568
Operating lease right-of-use assets- accumulated amortization	(77,621)	(250,033)
Operating lease right-of-use assets, net	283,410	144,535
Operating lease liabilities, current	75,409	93,719
Operating lease liabilities, non-current	219,293	66,926
Total operating lease liabilities	$ 294,702	$ 160,645
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4 years 1 month 24 days	2 years 4 months 13 days
Weighted average discount rate	3.93%	4.31%
Operating lease expenses	$ 101,824	$ 89,735	$ 76,590